FAIR VALUE MEASUREMENTS (Details) - CNY (¥)		12 Months Ended
	Jul. 27, 2023	Mar. 31, 2023
FAIR VALUE MEASUREMENTS
Assets measured at fair value on a recurring basis, transfers into level 3		¥ 0
Assets measured at fair value on a recurring basis, transfers out of level 3		0
Liabilities measured at fair value on a recurring basis, transfers into level 3		0
Liabilities measured at fair value on a recurring basis, transfers into level 3, transfers out of level 3		¥ 0
Deemed dividends	¥ 755,600,000